Statement of Financial Condition (USD $)	Sep. 30, 2014	Jun. 03, 2014
Assets
Cash	$ 200	$ 200
Offering costs (Note 4)	65,785	65,785
Total assets	65,985	65,985
Liabilities and shareholders' equity
Payable for offering costs	65,785	65,785
Total liabilities	65,785	65,785
Shareholders' equity
Shareholders' equity	200	200
Total liabilities and shareholders' equity	$ 65,985	$ 65,985